Shareholder Report, Average Annual Return (Details)	12 Months Ended	55 Months Ended	60 Months Ended	116 Months Ended	120 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	0.99%		2.75%		2.42%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	3.45%		2.83%		2.23%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	4.80%		3.20%		2.52%
Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
Average Annual Return, Percent	5.09%		3.43%		2.68%
Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	5.38%		3.70%		2.95%
Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	5.50%		3.87%		3.10%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	5.62%		3.97%		3.19%
Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	5.50%		3.85%		3.10%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	(1.07%)		4.28%		4.14%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	3.17%		4.74%		4.13%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	4.54%		5.13%		4.43%
Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
Average Annual Return, Percent	4.83%		5.38%		4.62%
Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	5.08%		5.65%		4.88%
Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	5.25%		5.80%		5.03%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	5.34%		5.90%		5.11%
Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	5.23%		5.80%		5.03%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	(0.25%)		6.06%		5.39%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	4.04%		6.53%		5.38%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	5.38%		6.91%		5.67%
Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
Average Annual Return, Percent	5.62%		7.18%		5.88%
Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	5.90%		7.45%		6.14%
Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	6.10%		7.61%		6.30%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	6.20%		7.70%		6.37%
Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	6.09%		7.61%		6.28%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	0.52%		7.39%		6.33%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	4.86%		7.87%		6.32%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	6.19%		8.25%		6.62%
Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
Average Annual Return, Percent	6.48%		8.53%		6.83%
Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	6.77%		8.80%		7.10%
Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	6.89%		8.95%		7.26%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	7.00%		9.05%		7.32%
Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	6.92%		8.95%		7.23%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	1.10%		8.39%		7.01%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	5.48%		8.86%		7.00%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	6.80%		9.24%		7.30%
Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
Average Annual Return, Percent	7.08%		9.55%		7.55%
Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	7.37%		9.82%		7.82%
Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	7.55%		9.96%		7.96%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	7.61%		10.05%		8.01%
Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	7.53%		9.97%		7.92%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	1.42%		9.06%		7.44%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	5.82%		9.54%		7.43%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	7.18%		9.95%		7.74%
Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
Average Annual Return, Percent	7.41%		10.20%		7.98%
Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	7.76%		10.48%		8.25%
Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	7.91%		10.66%		8.40%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	8.01%		10.75%		8.44%
Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	7.88%		10.64%		8.35%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	1.71%		9.61%		7.76%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	6.17%		10.09%		7.75%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	7.51%		10.49%		8.05%
Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
Average Annual Return, Percent	7.76%		10.75%		8.30%
Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	8.04%		11.03%		8.58%
Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	8.18%		11.20%		8.73%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	8.28%		11.30%		8.78%
Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	8.18%		11.19%		8.67%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	1.95%		10.08%	8.61%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	6.27%		10.56%	8.60%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	7.74%		10.98%	8.93%
Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
Average Annual Return, Percent	8.05%		11.27%	9.17%
Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	8.25%		11.54%	9.44%
Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	8.41%		11.68%	9.59%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	8.51%		11.78%	9.64%
Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	8.40%		11.70%	9.55%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	2.14%	8.10%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	6.50%	8.68%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	7.96%	9.07%
Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
Average Annual Return, Percent	8.13%	9.33%
Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	8.46%	9.62%
Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	8.62%	9.77%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	8.71%	9.89%
Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	8.62%	9.77%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	5.20%		3.59%		2.84%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	4.45%		2.83%		2.23%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	4.97%		5.53%		4.76%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	4.17%		4.74%		4.13%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	5.84%		7.33%		6.02%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	5.04%		6.53%		5.38%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	6.65%		8.67%		6.96%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	5.86%		7.87%		6.32%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	7.27%		9.68%		7.64%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	6.48%		8.86%		7.00%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	7.61%		10.36%		8.08%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	6.82%		9.54%		7.43%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	7.92%		10.92%		8.40%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	7.17%		10.09%		7.75%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	8.17%		11.39%	9.27%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	7.27%		10.56%	8.60%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	8.37%	9.50%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	7.50%	8.68%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%		(1.07%)		1.66%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%		(1.07%)		1.66%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%		(1.07%)		1.66%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%		(1.07%)		1.66%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%		(1.07%)		1.66%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%		(1.07%)		1.66%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%		(1.07%)		1.66%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%		(1.07%)		1.66%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%		15.19%		13.02%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%		15.19%		13.02%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%		15.19%		13.02%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%		15.19%		13.02%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%		15.19%		13.02%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%		15.19%		13.02%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%		15.19%		13.02%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%		15.19%		13.02%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%		15.19%		13.02%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%		15.19%		13.02%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%		15.19%		13.02%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%		15.19%		13.02%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%		15.19%		13.02%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%		15.19%		13.02%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%		15.19%		13.02%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%		15.19%		13.02%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%		15.19%		13.02%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%		15.19%		13.02%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%		15.19%		13.02%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%		15.19%		13.02%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%		15.19%		13.02%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%		15.19%		13.02%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%		15.19%		13.02%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%		15.19%		13.02%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%		15.19%		13.02%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%		15.19%		13.02%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%		15.19%		13.02%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%		15.19%		13.02%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%		15.19%		13.02%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%		15.19%		13.02%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%		15.19%		13.02%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%		15.19%		13.02%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%		15.19%		13.02%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%		15.19%		13.02%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%		15.19%		13.02%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%		15.19%		13.02%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%		15.19%		13.02%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%		15.19%		13.02%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%		15.19%		13.02%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%		15.19%		13.02%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%		15.19%		13.02%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%		15.19%		13.02%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%		15.19%		13.02%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%		15.19%		13.02%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%		15.19%		13.02%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%		15.19%		13.02%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%		15.19%		13.02%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%		15.19%		13.02%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%		15.19%	13.62%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%		15.19%	13.62%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%		15.19%	13.62%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%		15.19%	13.62%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%		15.19%	13.62%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%		15.19%	13.62%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%		15.19%	13.62%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%		15.19%	13.62%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%	12.43%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%	12.43%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%	12.43%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%	12.43%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%	12.43%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%	12.43%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%	12.43%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%	12.43%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%		15.19%		13.02%
S&P Target Date To Retirement Income Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To Retirement Income Index
Average Annual Return, Percent	6.91%		4.21%		4.50%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%		15.19%		13.02%
S&P Target Date To Retirement Income Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To Retirement Income Index
Average Annual Return, Percent	6.91%		4.21%		4.50%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%		15.19%		13.02%
S&P Target Date To Retirement Income Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To Retirement Income Index
Average Annual Return, Percent	6.91%		4.21%		4.50%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%		15.19%		13.02%
S&P Target Date To Retirement Income Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To Retirement Income Index
Average Annual Return, Percent	6.91%		4.21%		4.50%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%		15.19%		13.02%
S&P Target Date To Retirement Income Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To Retirement Income Index
Average Annual Return, Percent	6.91%		4.21%		4.50%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%		15.19%		13.02%
S&P Target Date To Retirement Income Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To Retirement Income Index
Average Annual Return, Percent	6.91%		4.21%		4.50%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%		15.19%		13.02%
S&P Target Date To Retirement Income Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To Retirement Income Index
Average Annual Return, Percent	6.91%		4.21%		4.50%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.68%		15.19%		13.02%
S&P Target Date To Retirement Income Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To Retirement Income Index
Average Annual Return, Percent	6.91%		4.21%		4.50%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%		(1.07%)		1.66%
S&P Target Date To 2030 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2030 Index
Average Annual Return, Percent	8.62%		7.45%		6.83%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%		(1.07%)		1.66%
S&P Target Date To 2030 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2030 Index
Average Annual Return, Percent	8.62%		7.45%		6.83%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%		(1.07%)		1.66%
S&P Target Date To 2030 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2030 Index
Average Annual Return, Percent	8.62%		7.45%		6.83%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%		(1.07%)		1.66%
S&P Target Date To 2030 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2030 Index
Average Annual Return, Percent	8.62%		7.45%		6.83%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%		(1.07%)		1.66%
S&P Target Date To 2030 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2030 Index
Average Annual Return, Percent	8.62%		7.45%		6.83%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%		(1.07%)		1.66%
S&P Target Date To 2030 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2030 Index
Average Annual Return, Percent	8.62%		7.45%		6.83%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%		(1.07%)		1.66%
S&P Target Date To 2030 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2030 Index
Average Annual Return, Percent	8.62%		7.45%		6.83%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%		(1.07%)		1.66%
S&P Target Date To 2030 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2030 Index
Average Annual Return, Percent	8.62%		7.45%		6.83%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%		(1.07%)		1.66%
S&P Target Date To 2035 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2035 Index
Average Annual Return, Percent	9.69%		8.86%		7.61%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%		(1.07%)		1.66%
S&P Target Date To 2035 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2035 Index
Average Annual Return, Percent	9.69%		8.86%		7.61%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%		(1.07%)		1.66%
S&P Target Date To 2035 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2035 Index
Average Annual Return, Percent	9.69%		8.86%		7.61%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%		(1.07%)		1.66%
S&P Target Date To 2035 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2035 Index
Average Annual Return, Percent	9.69%		8.86%		7.61%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%		(1.07%)		1.66%
S&P Target Date To 2035 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2035 Index
Average Annual Return, Percent	9.69%		8.86%		7.61%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%		(1.07%)		1.66%
S&P Target Date To 2035 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2035 Index
Average Annual Return, Percent	9.69%		8.86%		7.61%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%		(1.07%)		1.66%
S&P Target Date To 2035 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2035 Index
Average Annual Return, Percent	9.69%		8.86%		7.61%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%		(1.07%)		1.66%
S&P Target Date To 2035 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2035 Index
Average Annual Return, Percent	9.69%		8.86%		7.61%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%		(1.07%)		1.66%
S&P Target Date To 2040 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2040 Index
Average Annual Return, Percent	10.70%		10.05%		8.27%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%		(1.07%)		1.66%
S&P Target Date To 2040 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2040 Index
Average Annual Return, Percent	10.70%		10.05%		8.27%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%		(1.07%)		1.66%
S&P Target Date To 2040 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2040 Index
Average Annual Return, Percent	10.70%		10.05%		8.27%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%		(1.07%)		1.66%
S&P Target Date To 2040 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2040 Index
Average Annual Return, Percent	10.70%		10.05%		8.27%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%		(1.07%)		1.66%
S&P Target Date To 2040 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2040 Index
Average Annual Return, Percent	10.70%		10.05%		8.27%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%		(1.07%)		1.66%
S&P Target Date To 2040 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2040 Index
Average Annual Return, Percent	10.70%		10.05%		8.27%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%		(1.07%)		1.66%
S&P Target Date To 2040 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2040 Index
Average Annual Return, Percent	10.70%		10.05%		8.27%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%		(1.07%)		1.66%
S&P Target Date To 2040 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2040 Index
Average Annual Return, Percent	10.70%		10.05%		8.27%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%		(1.07%)		1.66%
S&P Target Date To 2045 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2045 Index
Average Annual Return, Percent	11.48%		10.99%		8.76%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%		(1.07%)		1.66%
S&P Target Date To 2045 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2045 Index
Average Annual Return, Percent	11.48%		10.99%		8.76%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%		(1.07%)		1.66%
S&P Target Date To 2045 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2045 Index
Average Annual Return, Percent	11.48%		10.99%		8.76%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%		(1.07%)		1.66%
S&P Target Date To 2045 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2045 Index
Average Annual Return, Percent	11.48%		10.99%		8.76%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%		(1.07%)		1.66%
S&P Target Date To 2045 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2045 Index
Average Annual Return, Percent	11.48%		10.99%		8.76%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%		(1.07%)		1.66%
S&P Target Date To 2045 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2045 Index
Average Annual Return, Percent	11.48%		10.99%		8.76%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%		(1.07%)		1.66%
S&P Target Date To 2045 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2045 Index
Average Annual Return, Percent	11.48%		10.99%		8.76%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%		(1.07%)		1.66%
S&P Target Date To 2045 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2045 Index
Average Annual Return, Percent	11.48%		10.99%		8.76%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%		(1.07%)		1.66%
S&P Target Date To 2050 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2050 Index
Average Annual Return, Percent	11.84%		11.48%		9.08%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%		(1.07%)		1.66%
S&P Target Date To 2050 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2050 Index
Average Annual Return, Percent	11.84%		11.48%		9.08%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%		(1.07%)		1.66%
S&P Target Date To 2050 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2050 Index
Average Annual Return, Percent	11.84%		11.48%		9.08%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%		(1.07%)		1.66%
S&P Target Date To 2050 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2050 Index
Average Annual Return, Percent	11.84%		11.48%		9.08%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%		(1.07%)		1.66%
S&P Target Date To 2050 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2050 Index
Average Annual Return, Percent	11.84%		11.48%		9.08%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%		(1.07%)		1.66%
S&P Target Date To 2050 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2050 Index
Average Annual Return, Percent	11.84%		11.48%		9.08%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%		(1.07%)		1.66%
S&P Target Date To 2050 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2050 Index
Average Annual Return, Percent	11.84%		11.48%		9.08%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%		(1.07%)		1.66%
S&P Target Date To 2050 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2050 Index
Average Annual Return, Percent	11.84%		11.48%		9.08%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%		(1.07%)		1.66%
S&P Target Date To 2055 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2055 Index
Average Annual Return, Percent	12.26%		11.68%		9.15%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%		(1.07%)		1.66%
S&P Target Date To 2055 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2055 Index
Average Annual Return, Percent	12.26%		11.68%		9.15%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%		(1.07%)		1.66%
S&P Target Date To 2055 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2055 Index
Average Annual Return, Percent	12.26%		11.68%		9.15%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%		(1.07%)		1.66%
S&P Target Date To 2055 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2055 Index
Average Annual Return, Percent	12.26%		11.68%		9.15%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%		(1.07%)		1.66%
S&P Target Date To 2055 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2055 Index
Average Annual Return, Percent	12.26%		11.68%		9.15%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%		(1.07%)		1.66%
S&P Target Date To 2055 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2055 Index
Average Annual Return, Percent	12.26%		11.68%		9.15%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%		(1.07%)		1.66%
S&P Target Date To 2055 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2055 Index
Average Annual Return, Percent	12.26%		11.68%		9.15%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%		(1.07%)		1.66%
S&P Target Date To 2055 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2055 Index
Average Annual Return, Percent	12.26%		11.68%		9.15%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	16.33%		15.88%	14.20%
S&P Target Date To 2060 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2060 Index
Average Annual Return, Percent	12.36%		11.78%	9.98%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	16.33%		15.88%	14.20%
S&P Target Date To 2060 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2060 Index
Average Annual Return, Percent	12.36%		11.78%	9.98%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	16.33%		15.88%	14.20%
S&P Target Date To 2060 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2060 Index
Average Annual Return, Percent	12.36%		11.78%	9.98%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	16.33%		15.88%	14.20%
S&P Target Date To 2060 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2060 Index
Average Annual Return, Percent	12.36%		11.78%	9.98%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	16.33%		15.88%	14.20%
S&P Target Date To 2060 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2060 Index
Average Annual Return, Percent	12.36%		11.78%	9.98%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	16.33%		15.88%	14.20%
S&P Target Date To 2060 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2060 Index
Average Annual Return, Percent	12.36%		11.78%	9.98%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	16.33%		15.88%	14.20%
S&P Target Date To 2060 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2060 Index
Average Annual Return, Percent	12.36%		11.78%	9.98%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	16.33%		15.88%	14.20%
S&P Target Date To 2060 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2060 Index
Average Annual Return, Percent	12.36%		11.78%	9.98%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%	(1.13%)
S&P Target Date To 2065+ Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2065+ Index
Average Annual Return, Percent	12.65%	9.48%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%	(1.13%)
S&P Target Date To 2065+ Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2065+ Index
Average Annual Return, Percent	12.65%	9.48%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%	(1.13%)
S&P Target Date To 2065+ Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2065+ Index
Average Annual Return, Percent	12.65%	9.48%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%	(1.13%)
S&P Target Date To 2065+ Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2065+ Index
Average Annual Return, Percent	12.65%	9.48%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%	(1.13%)
S&P Target Date To 2065+ Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2065+ Index
Average Annual Return, Percent	12.65%	9.48%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%	(1.13%)
S&P Target Date To 2065+ Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2065+ Index
Average Annual Return, Percent	12.65%	9.48%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%	(1.13%)
S&P Target Date To 2065+ Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2065+ Index
Average Annual Return, Percent	12.65%	9.48%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%	(1.13%)
S&P Target Date To 2065+ Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2065+ Index
Average Annual Return, Percent	12.65%	9.48%